Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2019	2018	2019	2018	2017
Euro (EUR)	1.1234	1.1450	1.1196	1.1813	1.1292
Pound Sterling (GBP)	1.3204	1.2800	1.2768	1.3356	1.2882
Swiss Franc (CHF)	1.0350	1.0161	1.0062	1.0228	1.0156
Australian Dollar (AUD)	0.7023	0.7059	0.6954	0.7478	0.7666
Canadian Dollar (CAD)	0.7696	0.7337	0.7535	0.7719	0.7710
Japanese Yen (JPY)	0.0092	0.0091	0.0092	0.0091	0.0089
Chinese Yuan (CNY)	0.1437	0.1454	0.1448	0.1514	0.1480

Cash and Cash Equivalents

(in thousands)	2019	2018
Cash at bank and on hand	$189,569	$208,083
Short-term bank deposits	434,078	950,996
Cash and Cash Equivalents	$623,647	$1,159,079

Inventories	Inventories consisted of the following as of December 31, 2019 and 2018:

(in thousands)	2019	2018
Raw materials	$26,077	$25,819
Work in process	45,729	38,659
Finished goods	98,898	98,434
Total inventories, net	$170,704	$162,912